Provision for expected credit losses	6 Months Ended
Mar. 31, 2025
Provision for expected credit losses
Provision for expected credit losses

Note 9. Provision for expected credit losses

Loans and credit commitments

The following table shows the provision for ECL on loans and credit commitments by stage:

	As at	As at	As at	% Mov’t
	31 March	30 Sept	31 March	Mar 25	Mar 25
$m	2025	2024	2024	- Sept 24	- Mar 24
Performing - Stage 1	873	761	712	15	23
Performing - Stage 2	2,410	2,594	2,713	(7)	(11)
Non-performing - Stage 3	1,779	1,729	1,696	3	5
Total provision for ECL on loans and credit commitments	5,062	5,084	5,121	-	(1)
Presented as:
Provision for ECL on loans (Note 8)	4,578	4,568	4,582	-	-
Provision for ECL on credit commitments (Note 13)	484	516	539	(6)	(10)
Total provision for ECL on loans and credit commitments	5,062	5,084	5,121	-	(1)
Of which:
Individually assessed provisions	611	536	461	14	33
Collectively assessed provisions	4,451	4,548	4,660	(2)	(4)
Total provision for ECL on loans and credit commitments	5,062	5,084	5,121	-	(1)
Gross loans and credit commitments	1,047,142	1,023,446	999,705	2	5
Coverage ratio on loans (%)	0.55	0.56	0.58	(1 bps)	(3 bps)
Coverage ratio on loans and credit commitments (%)	0.48	0.50	0.51	(2 bps)	(3 bps)

Movement in provision for ECL on loans and credit commitments

The reconciliation of the provision for ECL tables for loans and credit commitments has been determined by an aggregation of monthly movements over the period. The key line items in the reconciliation represent the following:

●	“Transfers between stages” represents transfers between Stage 1, Stage 2 and Stage 3 prior to remeasurement of the provision for ECL;

Note 9. Provision for expected credit losses (Continued)

●	“Business activity during the period” represents new accounts originated during the period net of those that were de-recognised due to final repayments during the period;
●	“Net remeasurement of provision for ECL” represents the impact on the provision for ECL due to changes in credit quality during the period (including transfers between stages), changes in portfolio overlays, changes due to forward-looking economic scenarios and partial repayments and additional draw-downs on existing facilities over the period; and
●	“Write-offs” represents a reduction in the provision for ECL as a result of de-recognition of exposures where there is no reasonable expectation of full recovery.

	Performing		Non-performing
$m	Stage 1	Stage 2	Stage 3	Total
Balance as at 30 September 2023	706	2,808	1,416	4,930
Transfers to Stage 1[a]	568	(530)	(38)	-
Transfers to Stage 2[a]	(172)	393	(221)	-
Transfers to Stage 3[a]	(2)	(312)	314	-
Business activity during the period[a]	140	(140)	(79)	(79)
Net remeasurement of provision for ECL[a]	(526)	498	557	529
Write-offs	-	-	(277)	(277)
Exchange rate and other adjustments	(2)	(4)	24	18
Balance as at 31 March 2024	712	2,713	1,696	5,121
Transfers to Stage 1	654	(635)	(19)	-
Transfers to Stage 2	(143)	429	(286)	-
Transfers to Stage 3	(1)	(296)	297	-
Business activity during the period	163	(188)	(214)	(239)
Net remeasurement of provision for ECL	(623)	572	566	515
Write-offs	-	-	(343)	(343)
Exchange rate and other adjustments	(1)	(1)	32	30
Balance as at 30 September 2024	761	2,594	1,729	5,084
Transfers to Stage 1	684	(641)	(43)	-
Transfers to Stage 2	(97)	419	(322)	-
Transfers to Stage 3	(2)	(310)	312	-
Business activity during the period	152	(181)	(133)	(162)
Net remeasurement of provision for ECL	(627)	566	590	529
Write-offs	-	-	(364)	(364)
Exchange rate and other adjustments	2	(37)	10	(25)
Balance as at 31 March 2025	873	2,410	1,779	5,062

a.	The attribution of amounts disclosed in the movement schedule were revised in Second Half 2024 to better reflect the nature of the changes in the provision for ECL. Comparatives have been revised to align with current period presentation.

The following table provides further details of the provision for ECL on loans and credit commitments by class and stage:

	Performing		Non-performing
$m	Stage 1	Stage 2	Stage 3	Total
Housing	163	926	633	1,722
Personal	83	252	105	440
Business	466	1,535	958	2,959
Balance as at 31 March 2024	712	2,713	1,696	5,121
Housing	169	897	639	1,705
Personal	77	234	99	410
Business	515	1,463	991	2,969
Balance as at 30 September 2024	761	2,594	1,729	5,084
Housing	199	886	631	1,716
Personal	81	236	91	408
Business	593	1,288	1,057	2,938
Balance as at 31 March 2025	873	2,410	1,779	5,062

Note 9. Provision for expected credit losses (Continued)

Impact of overlays on the provision for ECL on loans and credit commitments

The following table attributes the provision for ECL on loans and credit commitments between modelled ECL and portfolio overlays.

Portfolio overlays are used to capture areas of potential risk and uncertainty in the portfolio, that are not captured in the underlying modelled ECL.

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2025	2024	2024
Individually assessed provisions	611	536	461
Modelled provision for ECL on loans and credit commitments	4,321	4,369	4,400
Overlays	130	179	260
Total provision for ECL on loans and credit commitments	5,062	5,084	5,121

Details of changes related to forward-looking economic inputs and portfolio overlays are provided below.

Modelled provision for ECL on loans and credit commitments

The modelled provision for ECL on loans and credit commitments is a probability weighted estimate based on three scenarios which together represent the Group’s view of the forward-looking distribution of potential loss outcomes. Changes in the modelled provision for ECL are reflected through the “net remeasurement of provision for ECL” line item. Overlays are used to capture potential risk and uncertainty in the portfolio that are not captured in the underlying modelled ECL.

The base case scenario uses the following Westpac Economics forecasts:

Key economic assumptions for base case scenario	31 March 2025	30 September 2024	31 March 2024
Annual GDP:
Australia	Forecast growth of 2.2% for calendar year 2025 and 2.2% for calendar year 2026	Forecast growth of 1.5% for calendar year 2024 and 2.4% for calendar year 2025	Forecast growth of 1.6% for calendar year 2024 and 2.5% for calendar year 2025
New Zealand	Forecast growth of 2.5% for calendar year 2025 and 3.0% for calendar year 2026	Forecast growth of 0.1% for calendar year 2024 and 2.0% for calendar year 2025	Forecast growth of 0.8% for calendar year 2024 and 2.4% for calendar year 2025
Commercial property index, Australia	Forecast price increase of 2.0% for calendar year 2025 and 3.3% for calendar year 2026	Forecast price contraction of 11.5% for calendar year 2024 and 1.3% for calendar year 2025	Forecast price contraction of 8.0% for calendar year 2024 and growth of 1.4% for calendar year 2025
Residential property prices:
Australia	Forecast price growth of 3.0% for calendar year 2025 and 7.0% for calendar year 2026	Forecast price growth of 5.7% for calendar year 2024 and 4.0% for calendar year 2025	Forecast price growth of 6.0% for calendar year 2024 and 4.0% for calendar year 2025
New Zealand	Forecast price growth of 7.2% for calendar year 2025 and 5.1% for calendar year 2026	Forecast price growth of 0.7% for calendar year 2024 and 6.4% for calendar year 2025	Forecast price growth of 5.9% for calendar year 2024 and 6.7% for calendar year 2025
Cash rate, Australia	Forecast cash rate of 3.35% at December 2025 and 3.35% at December 2026	Forecast cash rate of 4.35% at December 2024 and 3.35% at December 2025	Forecast cash rate of 3.85% at December 2024 and 3.10% at December 2025
Unemployment rate:
Australia	Forecast rate of 4.5% at December 2025 and 4.5% at December 2026	Forecast rate of 4.3% at December 2024 and 4.6% at December 2025	Forecast rate of 4.5% at December 2024 and 4.6% at December 2025
New Zealand	Forecast rate of 5.3% at December 2025 and 4.6% at December 2026	Forecast rate of 5.3% at December 2024 and 5.6% at December 2025	Forecast rate of 5.1% at December 2024 and 5.2% at December 2025

The downside scenario is a more severe scenario with expected credit losses higher than the base case. This scenario assumes a recession with a combination of negative GDP growth, declines in commercial and residential property prices and an increase in the unemployment rate, which simultaneously impact expected credit losses across all portfolios from the reporting date. The assumptions used in this scenario and relativities to the base case will be monitored having regard to the emerging economic conditions and updated where necessary. The upside scenario represents a modest improvement to the base case.

The following sensitivity table shows the reported provision for ECL on loans and credit commitments based on the probability weighted scenarios and what the provision for ECL on loans and credit commitments would be assuming a 100% weighting to the base case scenario and to the downside scenario (with all other assumptions held constant).

Note 9. Provision for expected credit losses (Continued)

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2025	2024	2024
Reported probability-weighted ECL	5,062	5,084	5,121
100% base case ECL	3,315	3,559	3,737
100% downside ECL	7,235	7,195	7,047

If 1% of Stage 1 loans and credit commitments (calculated on a 12 month ECL) were transferred to Stage 2 (calculated on a lifetime ECL), the provision for ECL on loans and credit commitments would increase by $102 million (30 September 2024: $93 million, 31 March 2024: $89 million) for the Group. This estimate applies the average modelled provision coverage ratio by stage to the transfer of loans and credit commitments.

The following table discloses the economic weights applied by the Group. In March 2025, the downside scenario weight was increased by 2.5% and base case weight decreased by the same value, reflecting greater uncertainty in international trading relations and geopolitical instability:

	As at	As at	As at
	31 March	30 Sept	31 March
Scenario weightings (%)	2025	2024	2024
Upside	5.0	5.0	5.0
Base	50.0	52.5	52.5
Downside	45.0	42.5	42.5

The Group’s definition of default is aligned to the regulatory definition of default applied in the calculation of credit risk weighted assets.

Portfolio overlays

Portfolio overlays are used to address areas of risk, including significant uncertainties that are not captured in the underlying modelled ECL. Determination of portfolio overlays requires expert judgement and is thoroughly documented and subject to comprehensive internal governance and oversight. Overlays are continually reassessed and if the risk is judged to have changed (increased or decreased), or is subsequently captured in the modelled ECL, the overlay will be released or remeasured.

Westpac’s total portfolio overlays as at 31 March 2025 were $130 million (30 September 2024: $179 million; 31 March 2024: $260 million) and comprise:

●	$70 million for the expected impact of extreme weather events on customers (30 September 2024: $70 million; 31 March 2024: $70 million);
●	$41 million for non-retail credit exposures (30 September 2024: $32 million; 31 March 2024: $31 million). Current period overlays primarily relate to geographical areas experiencing higher stress not included in modelled outcomes; and
●	$19 million for retail credit exposures (30 September 2024: $77 million; 31 March 2024: $159 million). Current period overlays relate to geographical areas experiencing higher stress and other risks not included in modelled outcomes.

Changes in portfolio overlays are reflected through the “net remeasurement of provision for ECL” line item.

Total provision for ECL

	As at	As at	As at
	31 March	30 Sept	31 March
$m	2025	2024	2024
Provision for ECL on loans and credit commitments	5,062	5,084	5,121
Provision for ECL on debt securities at amortised cost[a]	4	6	8
Provision for ECL on debt securities at FVOCI[b]	6	6	6
Total provision for ECL	5,072	5,096	5,135

a.	Provision for ECL on debt securities at amortised cost is presented as part of investment securities.
b.	Provision for ECL on debt securities at FVOCI forms part of equity reserves.

Note 9. Provision for expected credit losses (Continued)

Reconciliation of impairment charges

	Half Year	Half Year	Half Year
	March	Sept	March
$m	2025	2024	2024
Loans and credit commitments:
Business activity during the period[a]	(162)	(239)	(79)
Net remeasurement of the provision for ECL[a]	529	515	529
Impairment charges for debt securities at amortised cost	(2)	(1)	1
Impairment charges for debt securities at FVOCI	-	-	1
Recoveries	(115)	(100)	(90)
Impairment charges/(benefits)	250	175	362

a.	The attribution of amounts disclosed in the movement schedule were revised in Second Half 2024 to better reflect the nature of the changes in the provision for ECL. Comparatives have been revised to align with current period presentation.